INVENTORY	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
INVENTORY
NOTE 5 - INVENTORY:

Inventories are stated at the lower of cost or market, computed using the FIFO method.

Following is a breakdown of the Company’s inventory:

	December 31, 2023	December 31, 2022
Raw materials	$1,397	$817
Finished goods inventory	78	14
	$1,475	$831